Financial Instruments and Financial Risk Management (Details) - Schedule of changes in level 3 instruments - Level 3 of fair value hierarchy [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments and Financial Risk Management (Details) - Schedule of changes in level 3 instruments [Line Items]
Balance	$ 10,958		$ 753
Initial recognition of financial liability	2,134	25,245	3,175
Initial recognition of unrecognized day 1 loss		(10,692)
Conversion to equity of financial liability	(4,778)	(5,562)
Repayment of convertible debentures	(680)	(470)
Payment of contingent consideration	(1,600)
Recognition of day 1 loss within profit or loss	329	6,749
Changes in fair value recognized within profit or loss	(3,316)	(4,312)	2,239
Classification to equity of Series B warrants			(3,479)
Classification to level 1, see Note 16(d)			(901)
Exercise of anti-dilution feature			(1,787)
Balance	3,047	10,958
Contingent consideration [member]
Financial Instruments and Financial Risk Management (Details) - Schedule of changes in level 3 instruments [Line Items]
Balance	2,170
Initial recognition of financial liability	684	2,008
Initial recognition of unrecognized day 1 loss
Conversion to equity of financial liability
Repayment of convertible debentures
Payment of contingent consideration	(1,600)
Recognition of day 1 loss within profit or loss
Changes in fair value recognized within profit or loss	345	162
Balance	1,599	2,170
Convertible debentures [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of changes in level 3 instruments [Line Items]
Balance	7,151
Initial recognition of financial liability		13,257
Initial recognition of unrecognized day 1 loss		(5,836)
Conversion to equity of financial liability	(4,778)	(4,501)
Repayment of convertible debentures	(680)	(470)
Payment of contingent consideration
Recognition of day 1 loss within profit or loss		4,198
Changes in fair value recognized within profit or loss	(1,693)	503
Balance		7,151
Derivative financial instruments [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of changes in level 3 instruments [Line Items]
Balance	1,637		61
Initial recognition of financial liability	1,450	9,980	2,678
Initial recognition of unrecognized day 1 loss		(4,856)
Conversion to equity of financial liability		(1,061)
Repayment of convertible debentures
Payment of contingent consideration
Recognition of day 1 loss within profit or loss	329	2,551
Changes in fair value recognized within profit or loss	(1,968)	(4,977)	1,641
Classification to equity of Series B warrants			(3,479)
Classification to level 1, see Note 16(d)			(901)
Exercise of anti-dilution feature
Balance	$ 1,448	$ 1,637
Anti-dilution feature [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of changes in level 3 instruments [Line Items]
Balance			692
Initial recognition of financial liability			497
Changes in fair value recognized within profit or loss			598
Classification to equity of Series B warrants
Classification to level 1, see Note 16(d)
Exercise of anti-dilution feature			(1,787)
Balance